Other expenses (Table)	12 Months Ended
Dec. 31, 2017
Other Expense [Abstract]
Auditor's remuneration [text block]
Auditor's remuneration
	Full year
(in USD million, excluding VAT)	2017	2016	2015

Audit fee	6.1	6.5	6.1
Audit related fee	0.9	1.0	1.7
Tax fee	0.0	0.1	0.0
Other service fee	0.0	0.0	0.0

Total	7.0	7.5	7.9